Pensions and other post-employment benefits - Sensitivity Analysis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Germany, Switzerland, Ireland and the US | Minimum
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of defined benefit obligation	90.00%
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of increase in actuarial assumption	0.50%
Percentage of decrease in actuarial assumption	0.50%
Actuarial assumption of rate of future healthcare inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of increase in actuarial assumption	1.00%
Percentage of decrease in actuarial assumption	1.00%
Actuarial assumption of life expectancy after retirement
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Reasonably possible increase in actuarial assumption of life expectancy	1 year
Pension schemes | Discount rate | Germany, Switzerland, Ireland and the US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit expense due to reasonably possible decrease in actuarial assumption	$ 2.6	$ 2.3
Increase (decrease) in defined benefit expense due to reasonably possible increase in actuarial assumption	(2.8)	(2.4)
Increase (decrease) in obligation from increase in actuarial assumption	(39.0)	(41.2)
Increase (decrease) in obligation from decrease in actuarial assumption	42.8	45.7
Pension schemes | Actuarial assumption of life expectancy after retirement | Germany, Switzerland, Ireland and the US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit expense due to reasonably possible increase in actuarial assumption	0.8	0.7
Increase (decrease) in obligation from increase in actuarial assumption	16.6	17.6
Post retirement obligations | Discount rate | Germany, Switzerland, Ireland and the US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit expense due to reasonably possible decrease in actuarial assumption	0.2	0.2
Increase (decrease) in defined benefit expense due to reasonably possible increase in actuarial assumption	(0.1)	(0.1)
Increase (decrease) in obligation from increase in actuarial assumption	(2.9)	(2.8)
Increase (decrease) in obligation from decrease in actuarial assumption	3.2	3.1
Post retirement obligations | Actuarial assumption of rate of future healthcare inflation | Germany, Switzerland, Ireland and the US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit expense due to reasonably possible decrease in actuarial assumption	(0.2)	(0.2)
Increase (decrease) in defined benefit expense due to reasonably possible increase in actuarial assumption	0.1	0.2
Increase (decrease) in obligation from increase in actuarial assumption	1.4	1.6
Increase (decrease) in obligation from decrease in actuarial assumption	(1.7)	(1.8)
Post retirement obligations | Actuarial assumption of life expectancy after retirement | Germany, Switzerland, Ireland and the US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit expense due to reasonably possible increase in actuarial assumption	0.1	0.1
Increase (decrease) in obligation from increase in actuarial assumption	$ 0.8	$ 0.7